Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash provided by (used in) Operating activities
Net loss for the year	$ (19,678,749)	$ (11,145,306)	$ (4,524,198)
Items not affecting cash:
Depreciation	257,099	445,995	528,484
Amortization	4,384,502	4,813,249	2,973,945
Stock-based compensation (note 12)	8,495,189	725,316	195,113
Loss on revaluation of conversion feature liability (note 9)		1,308,440	(2,330,964)
Loss on repayment of long-term debt (note 9)		1,497,804
Accretion and other financing expense (note 9)	967,106	1,216,949	916,734
Interest expense (note 9)	1,331,100	4,934,517	1,549,904
Income tax expense (recovery) (note 21)	943,727	(944,032)	99,155
Gain on contingent consideration (note 4)	(332,569)	(946,503)
Impairment of goodwill and intangibles (note 4)		2,258,369
Gain on revaluation of options, RSUs, and derivative warrant liability (note 10, 11)	(2,638,830)
Payment of taxes (note 21)	(113,853)
Other income	(12,003)	(10,373)	761,235
Foreign exchange gain (note 22)	22,130	(132,306)	217,040
Unrealized foreign exchange loss (gain)	139,250	174,251	(108,018)
Changes in non-cash operating working capital (note 14)	(2,002,506)	(773,287)	(835,831)
Cash provided by (used in) operating activities	(8,238,407)	3,423,083	(557,401)
Investing activities
Purchase of property and equipment (note 7)	(79,204)	(202,297)	(92,671)
Business acquisitions (note 4)	(9,135,131)	(4,411,500)
Earn out payment (note 4)	(2,600,536)	(377,312)
Development costs related to internally generated intangible assets (note 8)	(2,364,733)	(1,642,783)	(1,689,711)
Change in restricted cash	(261,110)	(5,299)	176
Cash used in investing activities	(14,440,714)	(6,639,191)	(1,782,206)
Financing activities
Issuance of share capital, net of issuance costs (note 10, 11)	16,715,000	13,747,345
Issuance cost reimbursement	1,673
Proceeds from debt, net of issuance costs (note 9)		4,827,175	1,925,000
Proceeds from exercise of stock options (note 11)	246,160	10,568	59,631
Proceeds from exercise of warrants (note 11)	2,092,276	1,859,963	2,196,277
Repayment of debt (note 9)	(1,070,275)	(838,031)	(983,479)
Repayment of lease obligations (note 20)	(150,924)	(338,276)	(392,969)
Payment of interest on debt (note 9)	(1,277,202)	(1,052,576)	(657,300)
Payment of interest on lease obligations (note 20)	(34,712)	(53,549)	(86,470)
Cash provided by financing activities	16,521,996	18,162,619	2,060,690
Net increase (decrease) in cash for the year	(6,157,125)	14,946,511	(278,917)
Cash, beginning of year	16,835,671	1,707,654	1,922,768
Effect of exchange rate changes on cash	(95,012)	181,506	63,803
Cash, end of year	$ 10,583,534	$ 16,835,671	$ 1,707,654